UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli SRI Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli SRI Fund, Inc.

Class AAA - SRIGX

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing substantially no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$46	0.90%

How did the Fund perform?

During the six months ended September 30, 2024, the Gabelli SRI Fund underperformed its benchmark, the S&P 500. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of the S&P 500. The Fund’s holdings in economically sensitive sectors, including Financial Services, lagged as uncertainty regarding US elections and the direction of the economy was a major theme during the period.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000
9/15	10,110	9,939	9,382
9/16	11,474	11,473	10,709
9/17	11,727	13,608	12,614
9/18	11,869	16,045	14,189
9/19	12,605	16,727	14,863
9/20	15,789	19,261	17,305
9/21	16,887	25,039	22,166
9/22	13,381	21,165	17,618
9/23	13,005	25,741	21,488
9/24	16,398	35,098	28,104

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class AAA	5.95%	26.09%	8.58%	7.00%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

Fund Statistics

  Total Net Assets$24,442,488
  Number of Portfolio Holdings139
  Portfolio Turnover Rate15%
  Management Fees$(42,053)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	24.3%
Food	10.0%
Consumer Products	7.3%
Machinery	6.6%
Health Care	6.3%
Computer Software and Services	4.7%
Building and Construction	3.9%
Environmental Services	3.9%
Other Industry sectors	32.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - September 30, 2024

Class AAA - SRIGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIGX-24-SATSR

The Gabelli SRI Fund, Inc.

Class C - SRICX

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing substantially no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$46	0.90%

How did the Fund perform?

During the six months ended September 30, 2024, the Gabelli SRI Fund underperformed its benchmark, the S&P 500. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of the S&P 500. The Fund’s holdings in economically sensitive sectors, including Financial Services, lagged as uncertainty regarding US elections and the direction of the economy was a major theme during the period.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000	10,000
9/15	9,285	9,192	9,939	9,382
9/16	9,967	9,776	11,473	10,709
9/17	10,150	9,857	13,608	12,614
9/18	10,195	9,802	16,045	14,189
9/19	10,784	10,270	16,727	14,863
9/20	13,514	12,768	19,261	17,305
9/21	14,449	13,524	25,039	22,166
9/22	11,445	10,847	21,165	17,618
9/23	11,120	10,648	25,741	21,488
9/24	14,025	13,322	35,098	28,104

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class C	5.98%	26.12%	8.56%	6.59%
The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	4.98%	25.12%	8.56%	6.59%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

Fund Statistics

  Total Net Assets$24,442,488
  Number of Portfolio Holdings139
  Portfolio Turnover Rate15%
  Management Fees$(42,053)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	24.3%
Food	10.0%
Consumer Products	7.3%
Machinery	6.6%
Health Care	6.3%
Computer Software and Services	4.7%
Building and Construction	3.9%
Environmental Services	3.9%
Other Industry sectors	32.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - September 30, 2024

Class C - SRICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRICX-24-SATSR

The Gabelli SRI Fund, Inc.

Class I - SRIDX

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing substantially no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$46	0.90%

How did the Fund perform?

During the six months ended September 30, 2024, the Gabelli SRI Fund underperformed its benchmark, the S&P 500. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of the S&P 500. The Fund’s holdings in economically sensitive sectors, including Financial Services, lagged as uncertainty regarding US elections and the direction of the economy was a major theme during the period.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000
9/15	9,330	9,939	9,382
9/16	10,069	11,473	10,709
9/17	10,307	13,608	12,614
9/18	10,462	16,045	14,189
9/19	11,124	16,727	14,863
9/20	13,942	19,261	17,305
9/21	14,908	25,039	22,166
9/22	11,812	21,165	17,618
9/23	11,473	25,741	21,488
9/24	14,471	35,098	28,104

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class I	5.95%	26.13%	8.59%	7.14%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

Fund Statistics

  Total Net Assets$24,442,488
  Number of Portfolio Holdings139
  Portfolio Turnover Rate15%
  Management Fees$(42,053)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	24.3%
Food	10.0%
Consumer Products	7.3%
Machinery	6.6%
Health Care	6.3%
Computer Software and Services	4.7%
Building and Construction	3.9%
Environmental Services	3.9%
Other Industry sectors	32.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - September 30, 2024

Class I - SRIDX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIDX-24-SATSR

The Gabelli SRI Fund, Inc.

Class A - SRIAX

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024. The Gabelli SRI (Socially Responsible Investing) Fund seeks to provide capital appreciation while employing certain SRI criteria within a fundamental stock selection process. The Fund will seek to achieve its objective by investing substantially no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s social guidelines. You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$46	0.90%

How did the Fund perform?

During the six months ended September 30, 2024, the Gabelli SRI Fund underperformed its benchmark, the S&P 500. Like other value portfolios, the Fund did not hold significant positions in the largest technology-driven stocks that have recently dominated the returns of the S&P 500. The Fund’s holdings in economically sensitive sectors, including Financial Services, lagged as uncertainty regarding US elections and the direction of the economy was a major theme during the period.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
9/14	10,000	10,000	10,000	10,000
9/15	10,110	9,528	9,939	9,382
9/16	10,888	9,672	11,473	10,709
9/17	11,137	9,324	13,608	12,614
9/18	11,271	8,894	16,045	14,189
9/19	11,962	8,897	16,727	14,863
9/20	14,988	10,505	19,261	17,305
9/21	16,031	10,590	25,039	22,166
9/22	12,698	7,906	21,165	17,618
9/23	12,331	7,235	25,741	21,488
9/24	15,554	8,602	35,098	28,104

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli SRI Fund, Inc. - Class A	5.96%	26.14%	8.59%	7.00%
The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	(0.14)%	18.89%	7.31%	6.37%
S&P 500 Index	10.42%	36.35%	15.98%	13.38%
MSCI ACWI SRI Index	9.89%	30.79%	13.57%	10.88%

Fund Statistics

  Total Net Assets$24,442,488
  Number of Portfolio Holdings139
  Portfolio Turnover Rate15%
  Management Fees$(42,053)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
NextEra Energy Inc.	3.3%
Nestlé SA	3.2%
Sony Group Corp.	2.8%
CNH Industrial NV	2.7%
S&P Global Inc.	2.5%
Spectrum Brands Holdings Inc.	2.4%
BellRing Brands Inc.	2.2%
ABB Ltd.	2.1%
American Express Co.	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	24.3%
Food	10.0%
Consumer Products	7.3%
Machinery	6.6%
Health Care	6.3%
Computer Software and Services	4.7%
Building and Construction	3.9%
Environmental Services	3.9%
Other Industry sectors	32.5%
Other Assets and Liabilities (Net)	0.5%

The Gabelli SRI Fund, Inc.

Semi-Annual Shareholder Report - September 30, 2024

Class A - SRIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

SRIAX-24-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli SRI Fund, Inc.

Semiannual Report — September 30, 2024

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of the Gabelli SRI Fund was 6.0% compared with a total return of 10.4% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2024:

The Gabelli SRI Fund, Inc.

Financial Services	24.3%
Food	10.0%
Consumer Products	7.3%
Machinery	6.6%
Health Care	6.3%
Computer Software and Services	4.7%
Building and Construction	3.9%
Environmental Services	3.9%
Entertainment	3.8%
Energy and Utilities	3.7%
Automotive	3.1%
Semiconductors	2.9%
Diversified Industrial	2.6%
U.S. Government Obligations	2.1%
Retail	2.0%
Business Services	1.8%
Consumer Services	1.5%
Equipment and Supplies	1.5%
Cable and Satellite	1.5%
Computer Hardware	1.5%
Broadcasting	1.4%
Specialty Chemicals	0.7%
Beverage	0.6%
Automotive: Parts and Accessories	0.6%
Real Estate Investment Trust	0.4%
Telecommunications	0.3%
Electronics	0.3%
Transportation	0.2%
Other Assets and Liabilities (Net)	0.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli SRI Fund, Inc.

Schedule of Investments — September 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.4%
	Automotive — 3.1%
8,641	Daimler Truck Holding AG	$228,506	$323,478
1,900	Mercedes-Benz Group AG	89,035	122,754
1,700	Toyota Motor Corp., ADR	202,218	303,569
		519,759	749,801
	Automotive: Parts and Accessories — 0.6%
1,000	Genuine Parts Co.	136,015	139,680

	Beverage — 0.6%
1,000	Danone SA	64,474	72,733
1,135	The Coca-Cola Co.	52,865	81,561
		117,339	154,294
	Broadcasting — 1.4%
4,001	Sirius XM Holdings Inc.	105,465	94,618
15,000	TEGNA Inc.	239,214	236,700
		344,679	331,318
	Building and Construction — 3.9%
1,500	Arcosa Inc.	122,100	142,140
13,550	Canfor Corp.†	156,557	170,621
1,020	Cavco Industries Inc.†	201,514	436,805
1,780	Johnson Controls International plc	56,565	138,146
375	Lennar Corp., Cl. A	69,183	70,305
		605,919	958,017
	Business Services — 1.8%
205	Aon plc, Cl. A	60,711	70,928
212	Mastercard Inc., Cl. A	78,279	104,686
500	UL Solutions Inc., Cl. A	14,000	24,650
5,000	Vestis Corp.	63,876	74,500
600	Visa Inc., Cl. A	128,130	164,970
		344,996	439,734
	Cable and Satellite — 1.5%
8,760	Comcast Corp., Cl. A	188,613	365,905

	Computer Hardware — 1.5%
755	Apple Inc.	140,166	175,915
830	International Business Machines Corp.	102,501	183,496
		242,667	359,411
	Computer Software and Services — 4.7%
1,505	Alphabet Inc., Cl. A	83,447	249,604
145	Cadence Design Systems Inc.†	27,056	39,300
2,060	Cisco Systems Inc.	92,278	109,633
1,500	Dassault Systemes SE	57,159	59,492
1,200	Gen Digital Inc.	20,827	32,916
5,000	Hewlett Packard Enterprise Co.	64,974	102,300
404	Microsoft Corp.	53,398	173,841
Shares		Cost	Market Value
570	Oracle Corp.	$60,850	$97,128
218	Palo Alto Networks Inc.†	59,638	74,513
200	Rockwell Automation Inc.	47,134	53,692
330	Salesforce Inc.	62,714	90,324
605	Snowflake Inc., Cl. A†	95,023	69,490
		724,498	1,152,233
	Consumer Products — 7.3%
3,000	Church & Dwight Co. Inc.	277,886	314,160
5,000	Edgewell Personal Care Co.	204,292	181,700
7,140	Sony Group Corp., ADR	166,776	689,510
6,200	Spectrum Brands Holdings Inc.	514,190	589,868
		1,163,144	1,775,238
	Consumer Services — 1.5%
570	Amazon.com Inc.†	101,279	106,208
4,000	API Group Corp.†	147,615	132,080
7,000	Resideo Technologies Inc.†	64,629	140,980
		313,523	379,268
	Diversified Industrial — 2.6%
9,050	ABB Ltd., ADR	219,065	524,176
290	Eaton Corp. plc	46,575	96,118
500	Flex Ltd.†	6,356	16,715
		271,996	637,009
	Electronics — 0.3%
135	Thermo Fisher Scientific Inc.	75,429	83,507

	Energy and Utilities — 3.7%
9,500	NextEra Energy Inc.	366,492	803,035
1,170	Sempra	87,652	97,847
		454,144	900,882
	Entertainment — 3.8%
7,000	Atlanta Braves Holdings Inc., Cl. C†	249,941	278,600
1,520	Madison Square Garden Sports Corp.†	250,817	316,555
1,025	The Walt Disney Co.	113,604	98,595
18,000	Vivendi SE	208,753	207,981
2,400	Vivendi SE, ADR	25,046	27,600
		848,161	929,331
	Environmental Services — 3.9%
650	Ecolab Inc.	99,267	165,964
565	Veralto Corp.	41,197	63,201
2,250	Waste Connections Inc.	65,922	402,345
1,500	Waste Management Inc.	238,255	311,400
		444,641	942,910
	Equipment and Supplies — 1.5%
10,000	Mueller Water Products Inc., Cl. A	32,736	217,000

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — September 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
133	Parker-Hannifin Corp.	$15,242	$84,032
250	Valmont Industries Inc.	51,295	72,488
		99,273	373,520
	Financial Services — 24.3%
20,730	Aegon Ltd.	85,429	133,100
3,410	Ally Financial Inc.	90,233	121,362
1,800	American Express Co.	158,001	488,160
2,150	Axis Capital Holdings Ltd.	116,014	171,161
32,700	Banco Bilbao Vizcaya Argentaria SA	176,679	353,371
18,500	Barclays plc	35,635	55,539
1,170	Capital One Financial Corp.	107,599	175,184
4,135	Citigroup Inc.	209,634	258,851
25,000	Commerzbank AG	174,434	459,870
4,296	Credit Agricole SA	45,820	65,634
42,100	Daiwa Securities Group Inc.	206,712	294,385
116	Diamond Hill Investment Group Inc.	17,891	18,747
3,200	First American Financial Corp.	175,617	211,232
135	First Citizens BancShares Inc., Cl. A	185,394	248,528
1,650	Flushing Financial Corp.	19,324	24,057
18,200	ING Groep NV	139,137	329,700
645	Intercontinental Exchange Inc.	78,675	103,613
1,900	Janus Henderson Group plc	51,141	72,333
520	KKR & Co. Inc.	49,260	67,902
525	Lineage Inc., REIT	45,895	41,149
2,750	Moelis & Co., Cl. A	97,695	188,403
760	Morgan Stanley	59,757	79,222
20,400	NatWest Group plc	58,511	93,795
3,026	NN Group NV	116,655	150,837
1,630	PayPal Holdings Inc.†	83,320	127,189
1,170	S&P Global Inc.	389,720	604,445
2,950	Shinhan Financial Group Co. Ltd., ADR	79,487	124,992
19,000	Standard Chartered plc	117,134	201,438
2,750	State Street Corp.	148,280	243,293
2,450	The Bank of New York Mellon Corp.	101,967	176,057
1,425	The Charles Schwab Corp.	93,206	92,354
4,800	TrustCo Bank Corp. NY	146,426	158,736
		3,660,682	5,934,639
	Food — 10.0%
9,000	BellRing Brands Inc.†	404,342	546,480
5,000	Campbell Soup Co.	222,459	244,600
300	Lamb Weston Holdings Inc.	24,172	19,422
Shares		Cost	Market Value
5,000	Mondelēz International Inc., Cl. A	$141,610	$368,350
7,820	Nestlé SA	444,431	785,003
6,000	The Kraft Heinz Co.	233,540	210,660
4,000	The Simply Good Foods Co.†	141,520	139,080
2,100	Unilever plc, ADR	66,683	136,416
		1,678,757	2,450,011
	Health Care — 6.3%
3,700	AbCellera Biologics Inc.†	14,592	9,620
880	AstraZeneca plc, ADR	69,120	68,561
300	Becton Dickinson & Co.	67,538	72,330
950	Bristol-Myers Squibb Co.	42,681	49,153
400	Cytokinetics Inc.†	22,237	21,120
75	Eli Lilly & Co.	42,785	66,445
1,850	Guardant Health Inc.†	42,563	42,439
213	HCA Healthcare Inc.	22,136	86,570
2,000	Henry Schein Inc.†	117,234	145,800
490	Illumina Inc.†	51,717	63,901
1,220	Merck & Co. Inc.	107,465	138,543
2,650	Pfizer Inc.	73,879	76,691
102	Regeneron Pharmaceuticals Inc.†	88,775	107,226
1,365	Solventum Corp.†	86,505	95,168
725	The Cigna Group	166,067	251,169
205	Vertex Pharmaceuticals Inc.†	57,166	95,341
765	Zoetis Inc.	37,101	149,466
		1,109,561	1,539,543
	Machinery — 6.6%
230	Caterpillar Inc.	33,839	89,957
60,850	CNH Industrial NV	476,577	675,435
6,290	Xylem Inc.	121,101	849,339
		631,517	1,614,731
	Real Estate Investment Trust — 0.4%
795	Prologis Inc.	95,124	100,393

	Retail — 2.0%
1,435	Lowe’s Companies Inc.	142,723	388,670
945	NIKE Inc., Cl. B	82,899	83,538
140	Target Corp.	18,840	21,820
		244,462	494,028
	Semiconductors — 2.9%
180	ARM Holdings plc, ADR†	15,865	25,742
605	Broadcom Inc.	31,209	104,363
1,800	Intel Corp.	74,748	42,228
595	Micron Technology Inc.	66,597	61,707
914	NVIDIA Corp.	6,717	110,996
465	QUALCOMM Inc.	65,737	79,073
563	Teradyne Inc.	49,930	75,403

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Schedule of Investments (Continued) — September 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Semiconductors (Continued)
965	Texas Instruments Inc.	$190,430	$199,340
		501,233	698,852
	Specialty Chemicals — 0.7%
280	Air Products and Chemicals Inc.	71,625	83,367
920	DuPont de Nemours Inc.	74,343	81,981
		145,968	165,348
	Telecommunications — 0.3%
360	American Tower Corp., REIT	74,298	83,722

	Transportation — 0.2%
240	Union Pacific Corp.	54,816	59,155

	TOTAL COMMON STOCKS	15,091,214	23,812,480

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$510,000	U.S. Treasury Bills,
	4.789% to 5.260%††, 10/10/24 to 12/12/24	506,654	506,909

	TOTAL INVESTMENTS — 99.5%	$15,597,868	24,319,389

	Other Assets and Liabilities (Net) — 0.5%		123,099

	NET ASSETS — 100.0%		$24,442,488

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $15,597,868)	$24,319,389
Cash	66,675
Deposit at brokers	1,716
Receivable for investments sold	25,608
Receivable for Fund shares sold	411
Receivable from Adviser	26,436
Dividends and interest receivable	74,217
Prepaid expenses	21,913
Total Assets	24,536,365
Liabilities:
Payable for investments purchased	8,060
Payable for investment advisory fees	19,741
Payable for distribution fees	3,027
Payable for payroll expenses	643
Payable for legal and audit fees	27,897
Payable for shareholder communications	15,834
Other accrued expenses	18,675
Total Liabilities	93,877
Commitments and Contingencies (See Note 3)
Net Assets (applicable to 1,693,595 shares outstanding)	$24,442,488

Net Assets Consist of:
Paid-in capital	$13,094,505
Total distributable earnings	11,347,983
Net Assets	$24,442,488

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,042,994 ÷ 424,140 shares outstanding)	$14.25
Class A:
Net Asset Value and redemption price per share ($7,863,154 ÷ 552,627 shares outstanding)	$14.23
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.10
Class C:
Net Asset Value and redemption price per share ($263,787 ÷ 21,258 shares outstanding)	$12.41
Class I:
Net Asset Value, offering, and redemption price per share ($10,272,553 ÷ 695,570 shares outstanding)	$14.77

Statement of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $24,707)	$253,123
Interest	13,334
Total Investment Income	266,457
Expenses:
Investment advisory fees	119,638
Distribution fees - Class AAA	7,509
Distribution fees - Class A	9,511
Distribution fees - Class C	1,843
Legal and audit fees	42,657
Registration expenses	30,190
Shareholder communications expenses	23,741
Shareholder services fees	8,985
Directors’ fees	8,000
Custodian fees	7,175
Payroll expenses	1,087
Interest expense	285
Miscellaneous expenses	9,854
Total Expenses	270,475
Less:
Expense reimbursements by Adviser (See Note 3)	(161,691)
Expenses paid indirectly by broker (See Note 6)	(825)
Total credits and reimbursements	(162,516)
Net Expenses	107,959
Net Investment Income	158,498

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	1,132,592
Net realized gain on foreign currency transactions	5,074
Net realized gain on investments and foreign currency transactions	1,137,666
Net change in unrealized appreciation/depreciation:
on investments	73,369
on foreign currency translations	562
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	73,931
Net Realized and Unrealized Gain on Investments and Foreign Currency	1,211,597
Net Increase in Net Assets Resulting from Operations	$1,370,095

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net investment income	$158,498	$336,952
Net realized gain on investments and foreign currency transactions	1,137,666	1,999,971
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	73,931	1,148,709
Net Increase in Net Assets Resulting from Operations	1,370,095	3,485,632

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(269,758)
Class A	—	(277,473)
Class C	—	(26,127)
Class I	—	(350,754)
Total Distributions to Shareholders	—	(924,112)

Capital Share Transactions:
Class AAA	(560,841)	(2,253,323)
Class A	(195,960)	(661,024)
Class C	(376,666)	(231,021)
Class I	(349,739)	(1,689,552)
Net Decrease in Net Assets from Capital Share Transactions	(1,483,206)	(4,834,920)

Net Decrease in Net Assets	(113,111)	(2,273,400)

Net Assets:
Beginning of year	24,555,599	26,828,999
End of period	$24,442,488	$24,555,599

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement(b)		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2025(c)	$13.45	$0.09		$0.71	$0.80	$—	$—	$—	$—		$14.25	5.95%	$6,043	1.33	%(d)	2.35	%(d)	0.90	%(d)	15%
2024	12.11	0.17		1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(e)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.40	(13.50)	7,530	1.13	(e)	1.92		1.14		18
Class A
2025(c)	$13.43	$0.09		$0.71	$0.80	$—	$—	$—	$—		$14.23	5.96%	$7,863	1.30	%(d)	2.35	%(d)	0.90	%(d)	15%
2024	12.10	0.16		1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(e)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.39	(13.51)	7,455	1.11	(e)	1.92		1.13		18
Class C
2025(c)	$11.71	$0.11		$0.59	$0.70	$—	$—	$—	$—		$12.41	5.98%	$264	1.87	%(d)	3.10	%(d)	0.90	%(d)	15%
2024	10.57	0.15		1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(e)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(f)	9.35	(13.93)	4,022	0.60	(e)	2.67		1.68		18
Class I
2025(c)	$13.94	$0.09		$0.74	$0.83	$—	$—	$—	$—		$14.77	5.95%	$10,272	1.32	%(d)	2.10	%(d)	0.90	%(d)	15%
2024	12.55	0.17		1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(e)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(f)	10.70	(13.32)	9,995	1.30	(e)	1.67		0.97		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended September 30, 2024, unaudited.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.
(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli SRI Fund, Inc. was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or Board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$23,812,480	—	$23,812,480
U.S. Government Obligations	—	$506,909	506,909
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$23,812,480	$506,909	$24,319,389

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended September 30, 2024, the Fund did not incur periodic expenses charged by Acquired Funds.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended March 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$319,588
Net long term capital gains	604,524
Total distributions paid	$924,112

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$15,656,458	$8,894,172	$(231,241)	$8,662,931

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended September 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least July 29, 2025 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended September 30, 2024, the Adviser reimbursed the Fund in the amount of $161,691. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At September 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $878,662:

For the fiscal year ended March 31, 2022, expiring March 31, 2025	$354,198
For the fiscal year ended March 31, 2023, expiring March 31, 2026	362,773
For the six months ended September 30, 2024, expiring March 31, 2027	161,691
$878,662

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2024, other than short term securities and U.S. Government obligations, aggregated $3,610,877 and $4,938,357, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended September 30, 2024, the Fund paid $746 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $97 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended September 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $825.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended September 30, 2024.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Capital Stock. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A, and Class C Shares were “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A Shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I Shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing

Gabelli SRI Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

shares directly through the Distributor, or investors purchasing Class I Shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I Shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2024 and the fiscal year ended March 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,921	$25,859	4,234	$52,005
Shares issued upon reinvestment of distributions	—	—	22,857	266,284
Shares redeemed	(43,673)	(586,700)	(206,658)	(2,571,612)
Net decrease	(41,752)	$(560,841)	(179,567)	$(2,253,323)

Class A
Shares sold	27,773	$371,407	21,195	$261,381
Shares issued upon reinvestment of distributions	—	—	22,122	257,281
Shares redeemed	(42,552)	(567,367)	(96,448)	(1,179,686)
Net decrease	(14,779)	$(195,960)	(53,131)	$(661,024)

Class C
Shares issued upon reinvestment of distributions	—	—	2,577	$26,127
Shares redeemed	(32,297)	$(376,666)	(23,984)	(257,148)
Net decrease	(32,297)	$(376,666)	(21,407)	$(231,021)

Class I
Shares sold	16,399	$226,744	32,462	$419,857
Shares issued upon reinvestment of distributions	—	—	28,437	343,230
Shares redeemed	(41,323)	(576,483)	(193,918)	(2,452,639)
Net decrease	(24,924)	$(349,739)	(133,019)	$(1,689,552)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial and
Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Office

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor
and Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q324SR

GABELLI FUNDS

GABELLI SRI FUND, INC.

Semiannual Report
September 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli SRI Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement(b)		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2025(c)	$13.45	$0.09		$0.71	$0.80	$—	$—	$—	$—		$14.25	5.95%	$6,043	1.33	%(d)	2.35	%(d)	0.90	%(d)	15%
2024	12.11	0.17		1.65	1.82	(0.17)	(0.31)	(0.48)	—		13.45	15.67	6,265	1.38		2.59		0.90		27
2023	13.63	0.13		(1.07)	(0.94)	(0.23)	(0.35)	(0.58)	—		12.11	(6.77)	7,818	1.09		2.19		0.90		25
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(e)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.40	(13.50)	7,530	1.13	(e)	1.92		1.14		18
Class A
2025(c)	$13.43	$0.09		$0.71	$0.80	$—	$—	$—	$—		$14.23	5.96%	$7,863	1.30	%(d)	2.35	%(d)	0.90	%(d)	15%
2024	12.10	0.16		1.66	1.82	(0.17)	(0.32)	(0.49)	—		13.43	15.60	7,620	1.33		2.59		0.90		27
2023	13.61	0.13		(1.06)	(0.93)	(0.23)	(0.35)	(0.58)	—		12.10	(6.71)	7,507	1.10		2.19		0.90		25
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(e)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.39	(13.51)	7,455	1.11	(e)	1.92		1.13		18
Class C
2025(c)	$11.71	$0.11		$0.59	$0.70	$—	$—	$—	$—		$12.41	5.98%	$264	1.87	%(d)	3.10	%(d)	0.90	%(d)	15%
2024	10.57	0.15		1.43	1.58	(0.17)	(0.27)	(0.44)	—		11.71	15.63	628	1.37		3.34		0.90		27
2023	11.93	0.12		(0.94)	(0.82)	(0.23)	(0.31)	(0.54)	—		10.57	(6.76)	793	1.13		2.94		0.90		25
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(e)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(f)	9.35	(13.93)	4,022	0.60	(e)	2.67		1.68		18
Class I
2025(c)	$13.94	$0.09		$0.74	$0.83	$—	$—	$—	$—		$14.77	5.95%	$10,272	1.32	%(d)	2.10	%(d)	0.90	%(d)	15%
2024	12.55	0.17		1.72	1.89	(0.17)	(0.33)	(0.50)	—		13.94	15.63	10,043	1.37		2.34		0.90		27
2023	14.11	0.14		(1.11)	(0.97)	(0.23)	(0.36)	(0.59)	—		12.55	(6.73)	10,711	1.09		1.94		0.90		25
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(e)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(f)	10.70	(13.32)	9,995	1.30	(e)	1.67		0.97		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended September 30, 2024, unaudited.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.
(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$3,000
William F. Heitmann	$2,500
Anthonie C. van Ekris	$2,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli SRI Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball Principal Executive Officer

Date	12/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/5/24

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/5/24

*	Print the name and title of each signing officer under his or her signature.